Average Annual Total Returns{- Fidelity® Equity Dividend Income Fund} - 11.30 Fidelity Equity Dividend Income Fund - Retail PRO-06 - Fidelity® Equity Dividend Income Fund	Fidelity Equity Dividend Income Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Equity Dividend Income Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Equity Dividend Income Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Equity Dividend Income Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Equity Dividend Income Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Equity Dividend Income Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Equity Dividend Income Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Equity Dividend Income Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Equity Dividend Income Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years	MS735 Past 1 year	MS735 Past 5 years	MS735 Past 10 years
Total	1.84%	9.12%	9.25%	0.68%	6.98%	7.83%	0.99%	6.82%	7.30%	2.87%	9.74%	10.36%	0.56%	10.12%